Investment Strategy - U.S. Global GO GOLD and Precious Metal Miners ETF	Dec. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in exchange-listed common stock (or American Depositary Receipts (“ADRs”)) of U.S. and international (including emerging markets) companies that earn at least 50 percent of their aggregate revenue from precious metals (“Precious Metal Companies”). Precious metals consist of gold, silver, platinum, and palladium. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in Precious Metals Companies and at least 20% of its net assets (plus borrowings for investment purposes) in Precious Metals Companies that primarily derive their revenue from gold (“Gold Companies”). For purposes of the Fund’s 80% policy, the specific precious metals from which Precious Metals Companies derive their revenue may change over time. U.S. Global Investors, Inc., the Fund’s investment adviser (the “Adviser”), generally expects the Fund to be predominantly invested in Gold Companies.
The Adviser selects the Fund’s holdings from an initial universe of investments that consists of common stocks or ADRs of Precious Metals Companies across the globe that earn at least 50 percent of their aggregate revenue from precious metals through active (i.e., mining or production) or passive (i.e., owning royalties or production streams) means. The universe of Precious Metals Companies is screened by the Adviser for investibility (i.e., must be listed on a securities exchange) and liquidity (i.e., minimum average daily value traded). Precious Metals Companies that rely primarily on debt to finance their business are not included in the Fund by the Adviser. To qualify for inclusion in the Fund’s portfolio, Precious Metals Companies must have their common stock or a sponsored ADR listed on one of the following exchanges: Toronto Stock Exchange, TSX Venture, New York Stock Exchange (main market only), Nasdaq, London Stock Exchange (main market only), Hong Kong Stock Exchange, Johannesburg Stock Exchange, or Australian Securities Exchange. At the time of each portfolio rebalance conducted by the Adviser, the Fund invests at least 30% of its assets in Precious Metals Companies whose stock is listed on an exchange in the United States or Canada and that earn a majority of their revenue from gold and silver, and the top three such companies will each receive a 10% holdings allocation. In selecting Precious Metal Companies for inclusion in the Fund’s portfolio and in allocating Fund assets among such Precious Metal Companies, the Adviser considers, on at least a quarterly basis, fundamental factors such as free cash flow and momentum. The Adviser may re-allocate (buy or sell) Fund investments on a more frequent basis in response to market shifts and/or to adapt to changes in revenue momentum, relative value, macroeconomic sensitivity, and global trade policy. The Adviser intends to rebalance the Fund's portfolio on at least a quarterly basis, however, may do so more frequently in the Adviser’s discretion.
The Fund will generally have significant exposure to investments in Canada, Australia, the United States, and South Africa.
In addition, the Fund expects to have significant investment exposure (i.e., more than 25% of the Fund’s total assets) to securities issued by companies in the metals and mining industry. The extent of the Fund’s exposure to the metals and mining industry may vary over time.
The Fund may include small-, mid-, and large-capitalization companies.

Strategy Portfolio Concentration [Text]	At the time of each portfolio rebalance conducted by the Adviser, the Fund invests at least 30% of its assets in Precious Metals Companies whose stock is listed on an exchange in the United States or Canada and that earn a majority of their revenue from gold and silver, and the top three such companies will each receive a 10% holdings allocation.